Combined Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
Net (loss) income	$ (245,677)	$ 142,999	$ 359,578
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(10,692)	9,654	(35,907)
Cash flow hedges:
Change in net unrealized gains (losses)	382	(279)	4,866
Amortization of cash flow hedge fair value to net (loss) income	(304)	(304)	(304)
Total comprehensive (Ioss) income, net of tax	(256,291)	152,070	328,233
Less: Comprehensive (loss) income attributable to non-controlling interests	(261,046)	(72,945)	15,211
Less: Comprehensive income attributable to TKO Operating Company, LLC and the Acquired Businesses prior to the Transactions	0	260,337	313,022
Comprehensive income (loss) attributable to TKO Group Holdings, Inc.	$ 4,755	$ (35,322)	$ 0